Quarterly Report
November 30, 2019
SSGA Funds
State Street S&P 500 Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)
State Street S&P 500 Index Fund	1
Notes to Schedules of Investments (Unaudited)	8
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
November 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.1%
COMMUNICATION SERVICES — 10.2%
Activision Blizzard, Inc.	47,700	$2,615,391
Alphabet, Inc. Class A (a)	18,123	23,634,023
Alphabet, Inc. Class C (a)	18,345	23,939,491
AT&T, Inc.	442,800	16,551,864
Cars.com, Inc. (a)	1	13
CenturyLink, Inc.	62,587	906,886
Charter Communications, Inc. Class A (a)	9,700	4,559,097
Comcast Corp. Class A	274,530	12,120,500
Discovery, Inc. Class A (a)(b)	9,497	312,831
Discovery, Inc. Class C (a)	20,660	630,543
DISH Network Corp. Class A (a)	15,100	515,967
Electronic Arts, Inc. (a)	17,321	1,749,594
Facebook, Inc. Class A (a)	146,007	29,440,852
Fox Corp. Class A	22,603	808,283
Fox Corp. Class B (a)	10,400	363,792
Interpublic Group of Cos., Inc.	23,128	518,067
Netflix, Inc. (a)	26,496	8,337,232
News Corp. Class A	28,814	371,124
News Corp. Class B	7,500	98,775
Omnicom Group, Inc.	12,950	1,029,266
Take-Two Interactive Software, Inc. (a)	6,700	813,045
T-Mobile US, Inc. (a)	19,600	1,539,580
TripAdvisor, Inc.	7,215	204,906
Twitter, Inc. (a)	45,500	1,406,405
Verizon Communications, Inc.	250,551	15,093,192
Viacom, Inc. Class B	24,341	585,888
ViacomCBS, Inc. Class B	20,418	824,479
Walt Disney Co.	109,138	16,543,138
		165,514,224
CONSUMER DISCRETIONARY — 9.6%
Advance Auto Parts, Inc.	4,300	675,444
Amazon.com, Inc. (a)	25,202	45,383,762
Aptiv PLC	16,181	1,519,072
AutoZone, Inc. (a)	1,488	1,752,745
Best Buy Co., Inc.	14,413	1,162,264
Booking Holdings, Inc. (a)	2,608	4,965,710
BorgWarner, Inc.	13,223	556,027
Capri Holdings, Ltd. (a)	8,886	330,026
CarMax, Inc. (a)	10,097	982,034
Carnival Corp.	24,649	1,111,177
Chipotle Mexican Grill, Inc. (a)	1,614	1,313,667
D.R. Horton, Inc.	19,379	1,072,628
Darden Restaurants, Inc.	8,117	961,377
Dollar General Corp.	15,287	2,405,562
Dollar Tree, Inc. (a)	14,482	1,324,524
eBay, Inc.	46,758	1,660,844
Expedia Group, Inc.	8,775	892,067
Ford Motor Co.	236,360	2,141,422
Gap, Inc.	15,364	255,196
Security Description	Shares	Value
Garmin, Ltd.	7,360	$718,998
General Motors Co.	75,777	2,727,972
Genuine Parts Co.	9,220	962,291
H&R Block, Inc.	12,851	313,307
Hanesbrands, Inc.	23,400	352,638
Harley-Davidson, Inc.	10,385	377,806
Hasbro, Inc.	7,628	775,768
Hilton Worldwide Holdings, Inc.	16,900	1,774,500
Home Depot, Inc.	66,310	14,622,018
Kohl's Corp.	11,188	525,948
L Brands, Inc.	15,246	291,808
Las Vegas Sands Corp.	21,000	1,317,750
Leggett & Platt, Inc.	6,444	337,150
Lennar Corp. Class A	18,125	1,081,156
LKQ Corp. (a)	20,800	733,824
Lowe's Cos., Inc.	46,512	5,456,323
Macy's, Inc. (b)	17,961	275,163
Marriott International, Inc. Class A	16,552	2,323,239
McDonald's Corp.	45,915	8,929,549
MGM Resorts International	31,800	1,016,010
Mohawk Industries, Inc. (a)	4,169	581,034
Newell Brands, Inc.	26,350	506,447
NIKE, Inc. Class B	75,602	7,068,031
Nordstrom, Inc. (b)	7,756	296,047
Norwegian Cruise Line Holdings, Ltd. (a)	12,900	691,956
NVR, Inc. (a)	210	796,297
O'Reilly Automotive, Inc. (a)	4,520	1,999,106
PulteGroup, Inc.	16,443	651,965
PVH Corp.	4,751	460,657
Ralph Lauren Corp.	3,436	368,820
Ross Stores, Inc.	21,844	2,537,181
Royal Caribbean Cruises, Ltd.	10,000	1,200,200
Starbucks Corp.	73,292	6,261,336
Tapestry, Inc.	19,000	510,910
Target Corp.	31,544	3,943,315
Tiffany & Co.	6,581	880,538
TJX Cos., Inc.	72,650	4,441,094
Tractor Supply Co.	6,774	639,737
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,600	841,896
Under Armour, Inc. Class A (a)(b)	14,376	271,563
Under Armour, Inc. Class C (a)	14,478	250,469
VF Corp.	20,128	1,782,133
Whirlpool Corp.	3,459	494,983
Wynn Resorts, Ltd.	6,259	756,400
Yum! Brands, Inc.	18,190	1,831,187
		155,442,068
CONSUMER STAPLES — 7.1%
Altria Group, Inc.	112,570	5,594,729
Archer-Daniels-Midland Co.	35,692	1,532,258
British American Tobacco PLC ADR (b)	1	40

See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2019 (Unaudited)

Security Description	Shares	Value
Brown-Forman Corp. Class B	10,827	$734,287
Campbell Soup Co.	8,783	409,024
Church & Dwight Co., Inc.	14,800	1,039,552
Clorox Co.	7,279	1,078,966
Coca-Cola Co.	233,022	12,443,375
Colgate-Palmolive Co.	53,079	3,599,818
Conagra Brands, Inc.	32,051	925,312
Constellation Brands, Inc. Class A	9,876	1,837,529
Costco Wholesale Corp.	26,834	8,045,102
Coty, Inc. Class A	16,044	185,148
Estee Lauder Cos., Inc. Class A	13,363	2,612,066
General Mills, Inc.	37,022	1,974,013
Hershey Co.	8,615	1,276,398
Hormel Foods Corp. (b)	15,998	712,391
J.M. Smucker Co.	7,355	772,937
Kellogg Co.	15,907	1,035,864
Kimberly-Clark Corp.	21,073	2,873,093
Kraft Heinz Co.	40,251	1,227,655
Kroger Co.	51,310	1,402,815
Lamb Weston Holdings, Inc.	9,400	789,412
McCormick & Co., Inc.	7,361	1,245,849
Molson Coors Brewing Co. Class B	11,409	575,926
Mondelez International, Inc. Class A	88,594	4,654,729
Monster Beverage Corp. (a)	22,987	1,375,082
PepsiCo, Inc.	84,638	11,496,379
Philip Morris International, Inc.	93,987	7,794,342
Procter & Gamble Co.	151,713	18,518,089
Sysco Corp.	31,835	2,564,309
Tyson Foods, Inc. Class A	17,491	1,572,266
Walmart, Inc.	86,999	10,360,711
Walgreens Boots Alliance, Inc.	45,513	2,712,575
		114,972,041
ENERGY — 4.2%
Apache Corp.	24,970	556,332
Baker Hughes a GE Co.	33,794	757,661
Cabot Oil & Gas Corp.	26,722	425,949
Chevron Corp.	114,934	13,462,219
Cimarex Energy Co.	6,042	277,751
Concho Resources, Inc.	12,300	892,488
ConocoPhillips	67,303	4,034,142
Devon Energy Corp.	25,450	557,101
Diamondback Energy, Inc.	9,700	750,198
EOG Resources, Inc.	35,363	2,507,237
Exxon Mobil Corp.	256,472	17,473,437
Halliburton Co.	56,167	1,178,945
Helmerich & Payne, Inc.	7,974	315,212
Hess Corp.	16,544	1,027,217
HollyFrontier Corp.	10,400	536,120
Kinder Morgan, Inc.	120,076	2,354,690
Marathon Oil Corp.	55,089	641,787
Marathon Petroleum Corp.	39,284	2,382,182
National Oilwell Varco, Inc.	24,341	548,890
Noble Energy, Inc.	32,895	682,900
Security Description	Shares	Value
Occidental Petroleum Corp.	54,037	$2,084,207
ONEOK, Inc.	24,404	1,733,904
Phillips 66	27,892	3,199,770
Pioneer Natural Resources Co.	9,724	1,243,116
Schlumberger, Ltd.	85,393	3,091,227
TechnipFMC PLC	24,509	461,750
Valero Energy Corp.	24,686	2,357,266
Williams Cos., Inc.	76,410	1,736,035
		67,269,733
FINANCIALS — 12.9%
Affiliated Managers Group, Inc.	3,376	288,209
Aflac, Inc.	44,074	2,417,018
Allstate Corp.	20,267	2,256,730
American Express Co.	41,452	4,979,214
American International Group, Inc.	53,032	2,792,665
Ameriprise Financial, Inc.	7,563	1,239,349
Aon PLC	14,082	2,867,236
Arthur J Gallagher & Co.	12,000	1,119,240
Assurant, Inc.	3,046	404,722
Bank of America Corp.	507,666	16,915,431
Bank of New York Mellon Corp.	52,891	2,590,072
BB&T Corp.	46,539	2,546,614
Berkshire Hathaway, Inc. Class B (a)	118,919	26,197,856
BlackRock, Inc.	7,118	3,522,769
Capital One Financial Corp.	28,168	2,817,082
Cboe Global Markets, Inc.	6,200	737,180
Charles Schwab Corp.	69,889	3,459,505
Chubb, Ltd.	28,041	4,247,651
Cincinnati Financial Corp.	9,205	985,395
Citigroup, Inc.	138,193	10,381,058
Citizens Financial Group, Inc.	28,500	1,096,110
CME Group, Inc.	22,092	4,478,711
Comerica, Inc.	9,017	634,887
Discover Financial Services	20,277	1,720,909
E*TRADE Financial Corp.	13,889	615,283
Everest Re Group, Ltd.	2,700	732,402
Fifth Third Bancorp	46,054	1,390,370
First Republic Bank	10,500	1,153,950
Franklin Resources, Inc.	17,151	471,481
Globe Life, Inc.	6,384	656,020
Goldman Sachs Group, Inc.	19,488	4,313,669
Hartford Financial Services Group, Inc.	22,230	1,375,148
Huntington Bancshares, Inc.	58,765	875,011
Intercontinental Exchange, Inc.	34,225	3,222,968
Invesco, Ltd.	21,089	370,323
JPMorgan Chase & Co.	193,972	25,557,751
KeyCorp	64,479	1,250,248
Lincoln National Corp.	11,710	691,475
Loews Corp.	16,912	860,821
M&T Bank Corp.	8,234	1,356,469
MarketAxess Holdings, Inc.	2,300	928,786
Marsh & McLennan Cos., Inc.	30,434	3,289,002
MetLife, Inc.	49,426	2,466,852

See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2019 (Unaudited)

Security Description	Shares	Value
Moody's Corp.	10,134	$2,297,074
Morgan Stanley	75,855	3,753,305
MSCI, Inc.	5,400	1,399,626
Nasdaq, Inc.	6,925	725,740
Northern Trust Corp.	12,610	1,352,296
People's United Financial, Inc.	22,434	370,161
PNC Financial Services Group, Inc.	27,042	4,143,105
Principal Financial Group, Inc.	15,726	866,503
Progressive Corp.	35,752	2,611,684
Prudential Financial, Inc.	23,937	2,240,982
Raymond James Financial, Inc.	7,800	700,596
Regions Financial Corp.	60,043	999,115
S&P Global, Inc.	14,798	3,916,291
State Street Corp. (c)	21,847	1,640,710
SunTrust Banks, Inc.	27,382	1,939,741
SVB Financial Group (a)	2,800	648,844
Synchrony Financial	38,271	1,431,718
T Rowe Price Group, Inc.	13,920	1,719,955
Travelers Cos., Inc.	16,198	2,214,591
Unum Group	14,124	434,172
US Bancorp	86,330	5,182,390
Wells Fargo & Co.	242,746	13,219,947
Willis Towers Watson PLC	7,779	1,528,107
Zions Bancorp NA	12,058	600,247
		208,210,542
HEALTH CARE — 13.8%
Abbott Laboratories	106,849	9,130,247
AbbVie, Inc.	90,363	7,927,546
ABIOMED, Inc. (a)	2,800	549,304
Agilent Technologies, Inc.	18,175	1,467,995
Alexion Pharmaceuticals, Inc. (a)	13,327	1,518,478
Align Technology, Inc. (a)	4,500	1,248,030
Allergan PLC	19,726	3,648,126
AmerisourceBergen Corp.	9,152	804,552
Amgen, Inc.	36,591	8,588,639
Anthem, Inc.	15,719	4,537,447
Baxter International, Inc.	31,670	2,595,990
Becton Dickinson and Co.	16,477	4,259,304
Biogen, Inc. (a)	11,447	3,431,925
Boston Scientific Corp. (a)	83,577	3,614,705
Bristol-Myers Squibb Co.	141,677	8,067,088
Cardinal Health, Inc.	18,624	1,024,879
Centene Corp. (a)	26,200	1,584,314
Cerner Corp.	18,563	1,328,925
Cigna Corp. (a)	23,284	4,654,937
Cooper Cos., Inc.	3,000	939,270
CVS Health Corp.	78,433	5,903,652
Danaher Corp.	38,878	5,675,410
DaVita, Inc. (a)	4,472	320,955
DENTSPLY SIRONA, Inc.	14,366	812,254
Edwards Lifesciences Corp. (a)	12,490	3,059,301
Eli Lilly & Co.	51,962	6,097,741
Gilead Sciences, Inc.	77,146	5,187,297
HCA Healthcare, Inc.	16,000	2,218,560
Security Description	Shares	Value
Henry Schein, Inc. (a)	9,700	$668,330
Hologic, Inc. (a)	17,600	903,232
Humana, Inc.	8,117	2,769,764
IDEXX Laboratories, Inc. (a)	5,400	1,358,532
Illumina, Inc. (a)	8,800	2,822,688
Incyte Corp. (a)	10,600	998,096
Intuitive Surgical, Inc. (a)	6,956	4,124,212
IQVIA Holdings, Inc. (a)	11,300	1,649,574
Johnson & Johnson	160,041	22,004,037
Laboratory Corp. of America Holdings (a)	5,647	972,922
McKesson Corp.	11,531	1,667,844
Medtronic PLC	82,004	9,134,426
Merck & Co., Inc.	154,998	13,512,726
Mettler-Toledo International, Inc. (a)	1,600	1,151,056
Mylan NV (a)	30,507	572,921
PerkinElmer, Inc.	7,032	653,273
Perrigo Co. PLC	8,714	446,418
Pfizer, Inc.	334,848	12,898,345
Quest Diagnostics, Inc.	8,458	901,200
Regeneron Pharmaceuticals, Inc. (a)	5,058	1,866,402
ResMed, Inc.	8,300	1,241,680
Stryker Corp.	19,895	4,075,690
Teleflex, Inc.	2,900	1,024,686
Thermo Fisher Scientific, Inc.	24,412	7,664,147
UnitedHealth Group, Inc.	57,422	16,070,695
Universal Health Services, Inc. Class B	5,300	739,297
Varian Medical Systems, Inc. (a)	6,031	806,526
Vertex Pharmaceuticals, Inc. (a)	15,348	3,403,419
Waters Corp. (a)	4,215	936,025
WellCare Health Plans, Inc. (a)	3,100	998,417
Zimmer Biomet Holdings, Inc.	12,127	1,761,811
Zoetis, Inc.	29,328	3,534,611
		223,529,873
INDUSTRIALS — 9.1%
3M Co.	35,043	5,949,250
Alaska Air Group, Inc.	8,200	565,882
Allegion PLC	5,437	652,603
American Airlines Group, Inc. (b)	24,400	701,256
AMETEK, Inc.	13,301	1,316,932
AO Smith Corp.	9,700	469,480
Arconic, Inc.	21,763	673,782
Boeing Co.	32,324	11,836,402
C.H. Robinson Worldwide, Inc.	8,582	659,527
Caterpillar, Inc.	33,855	4,899,834
Cintas Corp.	4,922	1,265,249
Copart, Inc. (a)	11,700	1,041,300
CSX Corp.	48,259	3,452,449
Cummins, Inc.	9,844	1,800,074
Deere & Co.	19,454	3,269,245
Delta Air Lines, Inc.	35,666	2,044,018
Dover Corp.	8,545	952,597

See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2019 (Unaudited)

Security Description	Shares	Value
Eaton Corp. PLC	25,999	$2,404,908
Emerson Electric Co.	37,969	2,804,390
Equifax, Inc.	7,595	1,060,566
Expeditors International of Washington, Inc.	10,644	795,745
Fastenal Co.	35,284	1,253,288
FedEx Corp.	14,950	2,392,748
Flowserve Corp.	9,555	465,329
Fortive Corp.	17,481	1,261,604
Fortune Brands Home & Security, Inc.	7,900	499,754
General Dynamics Corp.	14,489	2,633,231
General Electric Co.	526,249	5,930,826
Honeywell International, Inc.	43,503	7,767,461
Huntington Ingalls Industries, Inc.	2,800	704,676
IDEX Corp.	4,700	764,878
IHS Markit, Ltd. (a)	23,400	1,700,010
Illinois Tool Works, Inc.	17,571	3,063,152
Ingersoll-Rand PLC	15,116	1,981,859
Jacobs Engineering Group, Inc.	7,057	649,879
JB Hunt Transport Services, Inc.	5,500	635,910
Johnson Controls International PLC	49,493	2,119,785
Kansas City Southern	5,704	869,404
L3Harris Technologies, Inc.	13,412	2,697,019
Lockheed Martin Corp.	15,290	5,978,849
Masco Corp.	17,839	830,405
Nielsen Holdings PLC	23,375	456,981
Norfolk Southern Corp.	15,768	3,051,108
Northrop Grumman Corp.	9,386	3,301,713
PACCAR, Inc.	21,435	1,744,166
Parker-Hannifin Corp.	7,714	1,533,466
Pentair PLC	9,491	420,926
Quanta Services, Inc.	9,993	416,109
Raytheon Co.	16,836	3,660,483
Republic Services, Inc.	13,414	1,189,151
Robert Half International, Inc.	6,974	405,887
Rockwell Automation, Inc.	7,479	1,464,687
Rollins, Inc. (b)	9,450	338,783
Roper Technologies, Inc.	6,335	2,282,944
Snap-on, Inc.	3,572	573,163
Southwest Airlines Co.	29,527	1,701,936
Stanley Black & Decker, Inc.	9,650	1,522,191
Textron, Inc.	14,806	684,629
TransDigm Group, Inc.	3,100	1,758,010
Union Pacific Corp.	42,538	7,486,263
United Airlines Holdings, Inc. (a)	14,200	1,317,760
United Parcel Service, Inc. Class B	42,655	5,107,083
United Rentals, Inc. (a)	4,500	688,725
United Technologies Corp.	48,979	7,265,545
Verisk Analytics, Inc.	10,300	1,519,044
W.W. Grainger, Inc.	2,712	859,568
Wabtec Corp.	10,382	815,714
Waste Management, Inc.	23,304	2,631,255
Security Description	Shares	Value
Xylem, Inc.	11,434	$886,249
		147,899,095
INFORMATION TECHNOLOGY — 22.4%
Accenture PLC Class A	38,482	7,741,039
Adobe, Inc. (a)	29,313	9,073,253
Advanced Micro Devices, Inc. (a)	67,400	2,638,710
Akamai Technologies, Inc. (a)	10,234	891,586
Alliance Data Systems Corp.	2,904	310,467
Amphenol Corp. Class A	17,680	1,838,720
Analog Devices, Inc.	22,470	2,537,987
ANSYS, Inc. (a)	4,800	1,222,512
Apple, Inc.	257,964	68,940,879
Applied Materials, Inc.	55,753	3,228,099
Arista Networks, Inc. (a)	3,100	604,903
Autodesk, Inc. (a)	13,370	2,418,633
Automatic Data Processing, Inc.	26,065	4,451,381
Broadcom, Inc.	24,035	7,600,107
Broadridge Financial Solutions, Inc.	7,000	865,970
Cadence Design Systems, Inc. (a)	16,300	1,145,075
CDW Corp.	9,000	1,215,450
Cisco Systems, Inc.	256,929	11,641,453
Citrix Systems, Inc.	7,078	798,469
Cognizant Technology Solutions Corp. Class A	34,127	2,187,882
Corning, Inc.	50,250	1,459,260
DXC Technology Co.	15,691	585,745
F5 Networks, Inc. (a)	3,759	547,724
Fidelity National Information Services, Inc.	36,886	5,095,801
Fiserv, Inc. (a)	34,284	3,985,172
FleetCor Technologies, Inc. (a)	5,100	1,565,292
FLIR Systems, Inc.	8,239	441,281
Fortinet, Inc. (a)	9,200	967,012
Gartner, Inc. (a)	6,000	962,760
Global Payments, Inc.	17,718	3,208,730
Hewlett Packard Enterprise Co.	77,363	1,224,656
HP, Inc.	93,363	1,874,729
Intel Corp.	268,420	15,581,781
International Business Machines Corp.	53,447	7,185,949
Intuit, Inc.	15,826	4,097,193
IPG Photonics Corp. (a)	2,500	355,225
Jack Henry & Associates, Inc.	4,900	744,506
Juniper Networks, Inc.	22,844	572,471
Keysight Technologies, Inc. (a)	12,000	1,284,360
KLA Corp.	9,873	1,617,790
Lam Research Corp.	8,981	2,396,400
Leidos Holdings, Inc.	9,000	817,560
Mastercard, Inc. Class A	54,049	15,794,739
Maxim Integrated Products, Inc.	17,800	1,008,726
Microchip Technology, Inc. (b)	15,006	1,418,667
Micron Technology, Inc. (a)	66,928	3,179,749

See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2019 (Unaudited)

Security Description	Shares	Value
Microsoft Corp.	463,677	$70,191,424
Motorola Solutions, Inc.	10,428	1,744,604
NetApp, Inc.	14,443	875,101
NortonLifeLock, Inc.	35,303	879,045
NVIDIA Corp.	37,212	8,065,329
Oracle Corp.	132,970	7,464,936
Paychex, Inc.	19,231	1,656,174
PayPal Holdings, Inc. (a)	71,058	7,674,975
Qorvo, Inc. (a)	7,600	791,996
QUALCOMM, Inc.	68,885	5,755,342
salesforce.com, Inc. (a)	53,005	8,633,984
Seagate Technology PLC	15,076	899,736
ServiceNow, Inc. (a)	11,600	3,283,264
Skyworks Solutions, Inc.	10,000	983,000
Synopsys, Inc. (a)	9,400	1,325,776
TE Connectivity, Ltd.	20,449	1,895,827
Texas Instruments, Inc.	57,306	6,888,754
VeriSign, Inc. (a)	6,120	1,167,329
Visa, Inc. Class A	104,640	19,307,126
Western Digital Corp.	17,506	881,077
Western Union Co.	27,940	751,027
Xerox Holdings Corp. (a)	10,023	390,195
Xilinx, Inc.	16,042	1,488,377
		362,320,251
MATERIALS — 2.6%
Air Products & Chemicals, Inc.	13,207	3,121,210
Albemarle Corp. (b)	7,100	464,198
Amcor PLC (a)	99,530	1,021,178
Avery Dennison Corp.	4,618	602,049
Ball Corp.	21,216	1,401,529
Celanese Corp.	7,200	904,104
CF Industries Holdings, Inc.	14,730	680,673
Corteva, Inc. (a)	45,777	1,191,118
Dow, Inc. (a)	44,310	2,364,825
DuPont de Nemours, Inc.	45,777	2,966,807
Eastman Chemical Co.	8,972	703,136
Ecolab, Inc.	15,265	2,849,518
FMC Corp.	8,622	844,611
Freeport-McMoRan, Inc.	90,364	1,028,342
International Flavors & Fragrances, Inc. (b)	6,280	886,924
International Paper Co.	25,408	1,177,407
Linde PLC	33,029	6,810,910
LyondellBasell Industries NV Class A	16,022	1,482,676
Martin Marietta Materials, Inc.	4,055	1,088,362
Mosaic Co.	20,816	396,545
Newmont Goldcorp Corp.	51,773	1,988,083
Nucor Corp.	17,606	992,274
Packaging Corp. of America	6,300	704,970
PPG Industries, Inc.	14,088	1,815,098
Sealed Air Corp.	11,269	425,179
Sherwin-Williams Co.	4,987	2,908,069
Vulcan Materials Co.	8,390	1,190,289
Security Description	Shares	Value
Westrock Co.	16,448	$663,348
		42,673,432
REAL ESTATE — 3.0%
Alexandria Real Estate Equities, Inc. REIT	6,700	1,088,884
American Tower Corp. REIT	26,882	5,753,555
Apartment Investment & Management Co. Class A, REIT	9,769	525,279
AvalonBay Communities, Inc. REIT	8,429	1,807,262
Boston Properties, Inc. REIT	8,921	1,235,915
CBRE Group, Inc. Class A (a)	20,108	1,146,558
Crown Castle International Corp. REIT	25,342	3,387,212
Digital Realty Trust, Inc. REIT	13,300	1,608,635
Duke Realty Corp. REIT	22,500	791,550
Equinix, Inc. REIT	5,138	2,912,475
Equity Residential REIT	22,038	1,875,434
Essex Property Trust, Inc. REIT	4,155	1,297,108
Extra Space Storage, Inc. REIT	7,500	795,375
Federal Realty Investment Trust REIT	4,600	607,522
Healthpeak Properties, Inc. REIT	31,277	1,090,942
Host Hotels & Resorts, Inc. REIT	48,759	852,795
Iron Mountain, Inc. REIT (b)	18,074	580,537
Kimco Realty Corp. REIT	23,116	499,768
Macerich Co. REIT (b)	7,245	195,108
Mid-America Apartment Communities, Inc. REIT	6,900	939,159
Prologis, Inc. REIT	38,346	3,510,576
Public Storage REIT	9,452	1,991,347
Realty Income Corp. REIT	18,100	1,387,003
Regency Centers Corp. REIT	10,499	682,855
SBA Communications Corp. REIT	7,100	1,678,937
Simon Property Group, Inc. REIT	18,435	2,787,556
SL Green Realty Corp. REIT	4,600	392,518
UDR, Inc. REIT	17,800	855,290
Ventas, Inc. REIT	22,403	1,306,319
Vornado Realty Trust REIT	10,446	674,498
Welltower, Inc. REIT	25,481	2,154,928
Weyerhaeuser Co. REIT	44,598	1,316,087
		47,728,987
UTILITIES — 3.2%
AES Corp.	43,759	827,483
Alliant Energy Corp.	14,700	779,100
Ameren Corp.	15,156	1,126,545
American Electric Power Co., Inc.	29,643	2,707,888
American Water Works Co., Inc.	11,300	1,367,639
Atmos Energy Corp.	7,400	791,504
CenterPoint Energy, Inc.	31,335	769,588

See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2019 (Unaudited)

Security Description	Shares	Value
CMS Energy Corp.	17,001	$1,042,161
Consolidated Edison, Inc.	19,600	1,703,044
Dominion Energy, Inc.	49,824	4,140,873
DTE Energy Co.	11,439	1,429,189
Duke Energy Corp.	43,691	3,852,235
Edison International	21,305	1,472,175
Entergy Corp.	11,200	1,303,568
Evergy, Inc.	13,999	885,717
Eversource Energy	20,243	1,672,881
Exelon Corp.	58,459	2,595,580
FirstEnergy Corp.	32,329	1,541,770
NextEra Energy, Inc.	29,457	6,887,636
NiSource, Inc.	23,078	610,413
NRG Energy, Inc.	13,698	544,222
Pinnacle West Capital Corp.	6,556	572,929
PPL Corp.	44,756	1,523,047
Public Service Enterprise Group, Inc.	29,936	1,775,504
Sempra Energy	16,524	2,433,489
Southern Co.	62,784	3,891,980
WEC Energy Group, Inc.	18,587	1,647,738
Xcel Energy, Inc.	30,700	1,887,743
		51,783,641
TOTAL COMMON STOCKS (Cost $435,079,297)		1,587,343,887

RIGHTS — 0.0% (d)
UNITED STATES — 0.0% (d)
Bristol-Myers Squibb Co. (expiring 3/31/21) (a)	8,673	18,647
DISH Network Corp. (expiring 12/9/19) (a)	817	556
TOTAL RIGHTS (Cost $18,474)		19,203
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 1.76% (e) (f)	27,034,454	$27,037,157
State Street Navigator Securities Lending Portfolio II (c) (g)	3,130,236	3,130,236
TOTAL SHORT-TERM INVESTMENTS (Cost $30,166,856)		30,167,393
TOTAL INVESTMENTS — 99.9% (Cost $465,264,627)		1,617,530,483
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		952,375
NET ASSETS — 100.0%		$1,618,482,858
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at November 30, 2019.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended November 30, 2019 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended November 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at November 30, 2019.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At November 30, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	201	12/20/2019	$29,876,008	$31,594,185	$1,718,177
See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,587,343,887	$—	$—	$1,587,343,887
Rights	19,203	—	—	19,203
Short-Term Investments	30,167,393	—	—	30,167,393
TOTAL INVESTMENTS	$1,617,530,483	$—	$—	$1,617,530,483
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	1,718,177	—	—	1,718,177
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,718,177	$—	$—	$1,718,177
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,619,248,660	$—	$—	$1,619,248,660
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 8/31/19	Value at 8/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/19	Value at 11/30/19	Dividend Income
State Street Corp.	24,347	$1,249,245	$—	$182,840	$(4,480)	$578,785	21,847	$1,640,710	$12,660
State Street Institutional Liquid Reserves Fund, Premier Class	17,289,872	17,291,600	56,200,927	46,456,684	726	588	27,034,454	27,037,157	105,298
State Street Navigator Securities Lending Portfolio II	2,175,869	2,175,869	8,244,454	7,290,087	—	—	3,130,236	3,130,236	2,164
Total		$20,716,714	$64,445,381	$53,929,611	$(3,754)	$579,373		$31,808,103	$120,122
See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
Notes to Schedule of Investments
November 30, 2019 (Unaudited)

Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

STATE STREET S&P 500 INDEX FUND
Notes to Schedule of Investments  (continued)
November 30, 2019 (Unaudited)

The value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019 is disclosed in the Fund’s Schedule of Investments.
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended November 30, 2019, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended November 30, 2019, are disclosed in the Fund's Schedules of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the Form N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filings.